Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue
Total revenue	$ 96	$ 137	$ 1,359	$ 643
Cost of revenue	476	361	1,862	924
Gross margin	(380)	(224)	(503)	(281)
Operating expenses
General and administrative	1,483	1,362	6,377	7,027
Sales and marketing	378	290	1,272	830
Research and development	311	348	1,515	1,467
Total operating expenses	2,172	2,000	9,164	9,324
Loss from operations	(2,552)	(2,224)	(9,667)	(9,605)
Other (income) expense, net
Interest expense	10	31	67	147
Change in fair value of warrants	(16)	3	56	(9)
Change in fair value of convertible notes		(163)	(1,285)	808
Change in fair value of crypto assets – Bitcoin	(102)	662	945	(798)
Realized gain on sale of crypto assets – Bitcoin	188	(531)	(922)	(120)
Gain on troubled debt restructurings			(5,569)
Loss on extinguishment of debt			41
Other expense			16	60
Change in fair value of SEPA derivative liabilities	(179)	(324)	(216)	434
Total other (income) expense, net	(99)	(322)	(6,867)	522
Loss before income taxes	(2,453)	(1,902)	(2,800)	(10,127)
Income tax expense			1	2
Net loss	$ (2,453)	$ (1,902)	$ (2,801)	$ (10,129)
Earnings per share:
Basic net loss per common share outstanding	$ (0.04)	$ (0.06)	$ (0.06)	$ (0.36)
Diluted net loss per common share outstanding	$ (0.04)	$ (0.06)	$ (0.06)	$ (0.36)
Basic weighted average number of common shares outstanding	55,316,371	34,103,724	44,547,815	28,076,512
Diluted weighted average number of common shares outstanding	55,316,371	34,103,724	44,547,815	28,076,512
Subscription Revenue [Member]
Revenue
Total revenue		$ 58	$ 105	$ 351
Data Delivery Revenue [Member]
Revenue
Total revenue	$ 96	$ 79	$ 1,254	$ 292